CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Debt discount net	$ 39,000	$ 45,000	$ 68,000
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common stock, shares issued	6,344,817	6,344,817	7,283,483
Common stock, shares outstanding	6,344,817	6,344,817	7,283,483
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100